LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Leases [Abstract]
Year ending December 31, 2022	$ 17,211
Year ending December 31, 2023	9,089
Year ending December 31, 2024	6,392
Year ending December 31, 2025	6,107
Year ending December 31, 2026	6,104
Over year ending December 31, 2026	86,977
Total future minimum lease payments	131,880
Less: amount representing interest	(52,220)
Present value of future minimum lease payments	79,660		$ 170,833
Present value of future minimum lease payments current portion	(16,771)	$ (27,066)
Present value of future minimum lease payments non-current portion	62,889	75,867
Year ending December 31, 2022	50,345
Year ending December 31, 2023	49,232
Year ending December 31, 2024	50,560
Year ending December 31, 2025	50,560
Year ending December 31, 2026	50,560
Over year ending December 31, 2026	330,154
Total future minimum lease payments	581,411
Less: amount representing interest	(185,231)
Present value of future minimum lease payments	396,180
Present value of future minimum lease payments current portion	(48,551)	(80,004)
Present value of future minimum lease payments non-current portion	$ 347,629	$ 270,223